Supplement to the
PAS Small Cap Fund
of Funds®
April 28, 2007
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  Normally investing in a combination of affiliated small cap stock funds (i.e., Fidelity small cap stock funds), and non-affiliated small cap stock funds that participate in Fidelity's FundsNetwork® (underlying funds).

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 3.

  Investing in Other Funds. Regulatory restrictions limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund will bear a pro rata share of the underlying funds' expenses. The fund bears all risks of investment strategies employed by the underlying funds.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

The fund normally invests in a combination of affiliated underlying funds (i.e., Fidelity funds), and non-affiliated underlying funds that participate in Fidelity's FundsNetwork on a no-transaction-fee (NTF) basis. NTF funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated NTF funds pay Fidelity fees that typically are at an annual rate of 0.35% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower in some cases. The fund does not currently intend to invest in non-NTF funds.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 8.

There is additional risk for PAS Small Cap with respect to aggregation of holdings of underlying affiliated fund (i.e., Fidelity fund) holdings, which may result in PAS Small Cap indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of PAS Small Cap's returns. PAS Small Cap does not control the investments of the underlying affiliated funds and any indirect concentration is a result of the underlying affiliated funds pursuing their own investment objectives.

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The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 9.

The fund may invest in affiliated funds (i.e., Fidelity funds), and non-affiliated funds available through Fidelity Investments' mutual fund supermarket, Fidelity FundsNetwork. Eligible mutual funds will typically be limited to NTF funds. Affiliates of Strategic Advisers receive servicing or distribution fees with respect to NTF funds.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section on page 9.

The assets of PAS Small Cap consist primarily of shares of the underlying funds, which are valued at their respective NAVs. The fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. If an underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. An underlying fund's valuation may differ depending on the method used for determining value.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 12.

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund has three management Trustees (affiliated with Fidelity) and two independent Trustees, and operates under Section 10(d) of the Investment Company Act of 1940.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 12.

Fidelity Management & Research Company (FMR), an affiliate of Strategic Advisers, is responsible for handling the business affairs for PAS Small Cap.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 12.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the fund.

Supplement to the
PAS Small Cap Fund of Funds®
A Fund of Fidelity Rutland Square Trust

STATEMENT OF ADDITIONAL INFORMATION

APRIL 28, 2007

The following information supplements the information found in the "Investment Policies and Limitations" section on page 3.

In accordance with PAS Small Cap's investment program as set forth in the prospectus, PAS Small Cap may invest more than 25% of its assets in any one underlying affiliated small cap fund (i.e., a Fidelity small cap fund). While PAS Small Cap does not intend to concentrate its investments in a particular industry, PAS Small Cap may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying affiliated small cap funds. Each of the underlying affiliated small cap funds will not concentrate more than 25% of its total assets in any one industry.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 3.

Investment Practices of PAS Small Cap

PAS Small Cap normally invests at least 80% of its assets in shares of other small cap funds. PAS Small Cap normally invests in a combination of affiliated small cap funds (i.e., Fidelity small cap funds), and non-affiliated small cap funds that participate in Fidelity's FundsNetwork® (underlying funds). The following pages contain more detailed information about types of instruments in which PAS Small Cap may, but is not required to, invest, strategies Strategic Advisers may, but is not required to, employ in pursuit of PAS Small Cap's investment objective, and a summary of related risks. Strategic Advisers may not buy any of these instruments or use any of these techniques unless it believes that doing so will help PAS Small Cap achieve its goal. Furthermore, this list of instruments, strategies, and risks is not exhaustive.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 9.

Securities of Other Investment Companies, including shares of open-end investment companies and unit investment trusts, represent interests in professionally managed portfolios. The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws. Even though a fund may invest in a number of underlying funds, this investment strategy cannot eliminate investment risk. Investing in other investment companies through another fund involves substantially the same risks as investing directly in the underlying instruments, but also involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds.

PAS Small Cap invests in both affiliated underlying funds (i.e., Fidelity funds) and non-affiliated underlying funds. PAS Small Cap may invest in affiliated underlying funds without limitation, so long as the affiliated underlying fund has a policy that prohibits it from acquiring any securities of SEC registered open-end investment companies or SEC registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act. PAS Small Cap may invest in non-affiliated underlying funds, so long as PAS Small Cap and its "affiliated persons" (as defined in the 1940 Act) together purchase no more than 3% of the total outstanding securities of a non-affiliated underlying fund. As a result, the amount of shares of a non-affiliated underlying fund in which PAS Small Cap is permitted to invest will be limited by its current holdings and any current holdings of affiliated persons of PAS Small Cap, and Strategic Advisers may have to select alternative investments for PAS Small Cap that would not have been its first investment choice.

The 1940 Act also provides that a non-affiliated underlying fund whose shares are purchased by PAS Small Cap is obliged to redeem shares held by the fund only in an amount up to 1% of the non-affiliated underlying fund's total outstanding securities during any period of less than 30 days. Because PAS Small Cap and its affiliated persons together may acquire up to 3% of a non-affiliated underlying fund's shares, if PAS Small Cap decides to sell a large position in a non-affiliated underlying fund, it could need up to 90 days to completely implement this decision. However, because PAS Small Cap has reserved the right to pay redemption requests in kind, namely in shares of underlying funds, Strategic Advisers expects to treat all holdings of non-affiliated underlying fund shares as liquid.

Notwithstanding the foregoing, PAS Small Cap may invest in non-affiliated underlying money market funds without limitation.

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Supplement to the
PAS International Fund of FundsSM
April 28, 2007
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  Normally investing in a combination of affiliated international stock funds (i.e., Fidelity international stock funds), and non-affiliated international stock funds that participate in Fidelity's FundsNetwork® (underlying funds).

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 3.

  Investing in Other Funds. Regulatory restrictions limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund will bear a pro rata share of the underlying funds' expenses. The fund bears all risks of investment strategies employed by the underlying funds.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 6.

The fund normally invests in a combination of affiliated underlying funds (i.e., Fidelity funds), and non-affiliated underlying funds that participate in Fidelity's FundsNetwork on a no-transaction-fee (NTF) basis. NTF funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated NTF funds pay Fidelity fees that typically are at an annual rate of 0.35% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower in some cases. The fund does not currently intend to invest in non-NTF funds.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 7.

There is additional risk for PAS International with respect to aggregation of holdings of underlying affiliated fund (i.e., Fidelity fund) holdings, which may result in PAS International indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of PAS International's returns. PAS International does not control the investments of the underlying affiliated funds and any indirect concentration is a result of the underlying affiliated funds pursuing their own investment objectives.

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The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 8.

The fund may invest in affiliated funds (i.e., Fidelity funds), and non-affiliated funds available through Fidelity Investments' mutual fund supermarket, Fidelity FundsNetwork. Eligible mutual funds will typically be limited to NTF funds. Affiliates of Strategic Advisers receive servicing or distribution fees with respect to NTF funds.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 11.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the fund.

Supplement to the
PAS International Fund of FundsSM
A Fund of Fidelity Rutland Square Trust

STATEMENT OF ADDITIONAL INFORMATION

APRIL 28, 2007

The following information supplements the information found in the "Investment Policies and Limitations" section on page 3.

In accordance with PAS International's investment program as set forth in the prospectus, PAS International may invest more than 25% of its assets in any one underlying affiliated international fund (i.e., a Fidelity international fund). While PAS International does not intend to concentrate its investments in a particular industry, PAS International may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying affiliated international funds. Each of the underlying affiliated international funds will not concentrate more than 25% of its total assets in any one industry.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 3.

Investment Practices of PAS International

PAS International normally invests primarily in shares of other international funds that invest primarily in equity securities. PAS International normally invests in a combination of affiliated international funds (i.e., Fidelity international funds), and non-affiliated international funds that participate in Fidelity's FundsNetwork® (underlying funds). The following pages contain more detailed information about types of instruments in which PAS International may, but is not required to, invest, strategies Strategic Advisers may, but is not required to, employ in pursuit of PAS International's investment objective, and a summary of related risks. Strategic Advisers may not buy any of these instruments or use any of these techniques unless it believes that doing so will help PAS International achieve its goal. Furthermore, this list of instruments, strategies, and risks is not exhaustive.

The following information replaces similar information found in the "Investment Policies and Limitations" section beginning on page 11.

Securities of Other Investment Companies, including shares of open-end investment companies and unit investment trusts, represent interests in professionally managed portfolios. The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws. Even though a fund may invest in a number of underlying funds, this investment strategy cannot eliminate investment risk. Investing in other investment companies through another fund involves substantially the same risks as investing directly in the underlying instruments, but also involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds.

PAS International invests in both affiliated underlying funds (i.e., Fidelity funds) and non-affiliated underlying funds. PAS International may invest in affiliated underlying funds without limitation, so long as the affiliated underlying fund has a policy that prohibits it from acquiring any securities of SEC registered open-end investment companies or SEC registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act. PAS International may invest in non-affiliated underlying funds, so long as PAS International and its "affiliated persons" (as defined in the 1940 Act) together purchase no more than 3% of the total outstanding securities of a non-affiliated underlying fund. As a result, the amount of shares of a non-affiliated underlying fund in which PAS International is permitted to invest will be limited by its current holdings and any current holdings of affiliated persons of PAS International, and Strategic Advisers may have to select alternative investments for PAS International that would not have been its first investment choice.

The 1940 Act also provides that a non-affiliated underlying fund whose shares are purchased by PAS International is obliged to redeem shares held by the fund only in an amount up to 1% of the non-affiliated underlying fund's total outstanding securities during any period of less than 30 days. Because PAS International and its affiliated persons together may acquire up to 3% of a non-affiliated underlying fund's shares, if PAS International decides to sell a large position in a non-affiliated underlying fund, it could need up to 90 days to completely implement this decision. However, because PAS International has reserved the right to pay redemption requests in kind, namely in shares of underlying funds, Strategic Advisers expects to treat all holdings of non-affiliated underlying fund shares as liquid.

Notwithstanding the foregoing, PAS International may invest in non-affiliated underlying money market funds without limitation.

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